Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of principal accounting policies
Basis of presentation

(a)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for the periods presented.

The accompanying consolidated financial statements have been prepared on a going concern basis.

Consolidation

(b)    Consolidation

The Company’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Use of estimates

(c)    Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, measurement and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amount of expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include current expected credit loss of receivables, useful lives of property, equipment and software, impairment of long-lived assets, inventory write-downs, impairment of prepayments to location partners, warranty liabilities, returns allowance, standalone selling price of each distinct performance obligation in revenue recognition, internal rate of return associated with the finance lease, valuation and recognition of share-based compensation arrangements, capitalized software development cost, valuation allowance of deferred tax assets.

Functional currency and foreign currency translation

(d)    Functional currency and foreign currency translation

An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which it primarily generates and expends cash and is determined by various indicators, including but not limited to cash flow, sales price, sales market, expenses, financing and intercompany transactions and arrangements. The functional currency of the Company, its consolidated VIEs in BVI and subsidiary in Hong Kong is the United States dollar (US$). The Company’s subsidiaries and consolidated VIEs in PRC use Renminbi (“RMB”) as their functional currency. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currencies are translated into functional currencies at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in net income. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses are included in net income.

The reporting currency of the Group is RMB. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as accumulated comprehensive income/(loss) and are shown as a separate component of other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss).

Fair value measurements

(e)    Fair value measurements

The Group defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, notes receivable, prepayments and other current assets, lease liabilities, accounts and notes payable, amounts due to related parties, financing payable and accruals and other current liabilities. Except for short-term investments which are measured at fair value, the carrying values of the other financial instruments approximated their fair values due to the short-term maturity of these instruments. Certain short-term investments in financial products and securities classified within Level 2 are valued using directly or indirectly observable inputs in the marketplace.

The Group’s assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement Using Significant
	Other Observable Inputs (Level 2)
	As of December 31,
	2023	2024
	RMB	RMB
Short-term investments	2,541,889	2,131,738

Convenience translation

(f)    Convenience translation

Translations of the consolidated balance sheets, the consolidated statements of comprehensive income/(loss) and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993, representing the certificated exchange rate published by the Federal Reserve Board as of December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Cash and cash equivalents

(g)    Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits placed with banks and third-party payment processors, which are unrestricted from withdrawal or use, that have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Restricted cash

(h)    Restricted cash

Deposits that is restricted from withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets. The Group’s restricted cash mainly represents the deposits held in designated bank accounts for issuance of bank acceptance notes,letter of guarantee or of legal restriction.

Cash and cash equivalents and restricted cash as reported in the consolidated statements of cash flows are presented separately on consolidated balance sheets as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	588,644	787,375
Restricted cash	173,246	92,331
Long-term restricted cash	20,000	20,000
Total	781,890	899,706

Short-term investments

(i)    Short-term investments

Short-term investments are comprised of investments in financial products issued by banks or other financial institutions, which contain a fixed or variable interest rate and with original maturities between one month and one year, and certificates of deposits issued by banks that the Group has the intention to redeem within one year. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss).

Expected credit losses

(j)    Expected credit losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group adopted this ASC Topic 326 and several associated ASUs on January 1, 2023 using a modified retrospective approach with a cumulative effect recorded as increase of accumulated deficit with amount of RMB640. As of January 1, 2023, upon the adoption, the expected credit loss provision for the current and non-current assets were RMB8,555 and RMB701, respectively.

The Group’s accounts receivable, deposits, other receivables and contract assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables, deposits, other receivables and contract assets which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables and contract assets with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables and contract assets. Additionally, external data and macroeconomic factors are also considered.

For the year ended December 31, 2023 and 2024, the Group recorded RMB9,188 and RMB45,705 expected credit loss expense in general and administrative expenses. As of December 31, 2023 and 2024, the expected credit loss provision for the current assets were RMB17,025 and RMB54,781, respectively. As of December 31, 2023 and 2024, the expected credit loss provision for the non-current assets were RMB1,418 and RMB135, respectively.

Accounts receivable, net

(k)    Accounts receivable, net

The Group’s accounts receivable mainly consist of amounts due from the individual customers and network partners from mobile device charging business. The Group recorded a provision for current expected credit losses.

For the years ended December 31, 2022, 2023 and 2024, the Group recognized a provision for doubtful accounts of RMB3,435, RMB7,424 and RMB43,734 respectively.

The following table summarized the movement of allowance for credit losses:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of year	5,986	5,086	12,937
Adoption of ASC Topic 326	—	427	—
Provision for doubtful accounts	3,435	7,424	43,734
Write-offs	(4,335)	—	(3,867)
Balance at the end of year	5,086	12,937	52,804

Inventories

(l)    Inventories

Inventories, consisting of products for sale, raw materials and work in process, are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandises and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased.

Property, equipment and software, net

(m)    Property, equipment and software, net

Cabinets	4 to 5 years
Power banks	3 years
Computer and electronic equipment	3 years
Production tools	5 years
Software	10 years
Photovoltaic power stations	20 years
Others	3 to 5 years
Leasehold improvements	Shorter of the estimated useful lives or the lease term

Property, equipment and software are stated at cost less accumulated depreciation/amortization and impairment. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives.

The Group purchases certain raw materials and components directly from suppliers and outsources the manufacturing to the assembly partners. Raw materials, components and all other direct costs that are related to the production of power banks and cabinets under construction and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to power banks and cabinets and depreciation commences when the asset is ready for its intended use.

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Prior to the second quarter of 2023, the Group’s power banks can be used either for rental in relation to the mobile device charging business or for sale, at the discretion of the users. The Group initially recorded the power bank as property and equipment based on the usage pattern of its users who primarily opt to rent the power banks. When the users elect to purchase power banks, the pertinent power banks are reclassified to the inventory at the net carrying value and are recognized as cost of revenues upon the transfer of power banks to users.

Since the second quarter of 2023, with the conversion to the Group’s new mobile device charging business model, the Group’s cabinets and power banks have been used principally for sales to network partners. The Group initially records the cabinet and power bank as inventory upon purchase from the vendors. When the Group deploys the cabinets and power banks to the location partners by itself, such cabinets and power banks are then reclassified to the property, equipment and software at cost. When the users elect to purchase power banks deployed by the Group, the pertinent power banks are reclassified to the inventory at the net carrying value and are recognized as cost of revenues upon the transfer of power banks to users.

Capitalized Software Development Cost

(n)    Capitalized Software Development Cost

The Group capitalizes the direct development costs associated with internal-used software in accordance with ASC 350-40, “Internal-use software”, which requires the capitalization of costs relating to certain activities of developing internal-use software that occur during the application development stage. Costs capitalized mainly include payroll and payroll-related costs for employees incurred during the application development stage of the internal-use software projects. Capitalized internal-use software costs are stated at cost less accumulated amortization and the amount is included in “property and equipment, net” on the consolidated balance sheets, with an estimated useful life of three years. Software development cost capitalized amounted to RMB5,677, RMB3,072 and RMB257 for the years ended December 31, 2022, 2023 and 2024, respectively. The amortization expense for capitalized software costs amounted to RMB3,679, RMB4,890 and RMB4,305 for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023 and 2024, the carrying amount of capitalized internal use software development costs was RMB6,822 and RMB2,774, respectively.

Impairment of long-lived assets

(o)    Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset.

When impairment is recognized, the adjusted carrying amount of the underlying fixed assets becomes their carrying value. The new cost basis is depreciated over the remaining useful lives of the assets. Impairment charge recognized in cost of revenues for the years ended December 31, 2022, 2023 and 2024 was RMB21,560, RMB2,588 and RMB4,199, respectively.

Revenue recognition

(p)    Revenue recognition

The Group’s revenues are primarily derived from (i) mobile device charging, (ii) PV business and (iii) others. Revenue recognition policies for each type of revenue stream are as follows:

Mobile device charging

The Group’s branded mobile device charging equipment, including cabinets with power banks, is deployed in highly frequented points of interest, such as entertainment venues, restaurants, shopping centers, hotels and transportation hubs, etc., which are operated by location partners. Individual customers can scan the QR code on the cabinets with their mobile devices to place an order to use a power bank. A deposit is generally required for each order placed by the users except for users who have qualified credit scores at WeChat or Alipay. The deposit is refunded to users when they return the power banks. The Group records the deposit in accruals and other current liabilities. As provided in the customer agreement, if the power banks are not returned by the users after a certain period of time, the deposit will be kept to settle their usage of the power banks.

The mobile device charging is operated under a direct model or a network partner model as follows:

●	Direct model

Under the direct model, the Group identifies and negotiates with location partners directly and pays location partners commissions based on a certain percentage of the revenue the Group generates from the equipment placed in location partners’ venues. In some cases, the Group pays the location partners entry fees or prepaid commissions for placement of the Group’s equipment. The amortization of entry fees and commissions paid to the location partners are presented as sales and marketing expenses.

(i) Mobile device charging service

Under the direct model, the Group earns its revenue from the mobile device charging service from the rental fees it receives from the customers, which are a function of the hourly rate determined by the Group and the period of time for which the customers use the power banks. The Group collects fees directly from its customers through third party payment processors, such as WeChat and Alipay, generally upon the return of the power bank. As individual customers have the right to use a specific power bank for a period of time to charge their mobile devices, the arrangements with the individual customers constitute a lease and the revenue for the mobile device charging business is recognized under ASC 842, “Leases” (“ASC 842”) since the adoption of ASC 842 by the Group on January 1, 2022, and under ASC 840, “Leases” (“ASC 840”) during the periods prior to January 1, 2022. The revenue generated from the mobile device charging business is recognized as contingent rental revenue which is accrued during the rental period of the power banks.

(ii) Sales of power banks to individual customers

Under the direct model, the Group also generates revenues from sales of power banks if the customers purchase power banks. Revenue is recognized in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”) when a purchase order is confirmed and the power banks are released to the individual customers, which is when the control of products is transferred.

●	Network partner model

Prior to the second quarter of 2023

Prior to the second quarter of 2023, under the network partner model, the Group collaborated with network partners by leveraging their local business network to expand its business. The network partners were engaged to identify the points of interest and negotiate with the location partners for deployment of the equipment. The same as under the direct model, the Group earned its revenue from the mobile device charging service and sales of power banks.

The Group is obligated to pay commissions to network partners based on a certain percentage of the revenue the Group generates from the equipment placed by the network partners. The commissions paid to location partners or network partners are presented as sales and marketing expenses.

Transaction with network partners - sales of the cabinets

Prior to the second quarter of 2023, under the network partner model, the Group sold the cabinets to majority of network partners, but retained all the output derived from the cabinets, whose only potential use was to store, charge, and process the Group’s proprietary power banks, for an indefinite period. The Group had determined that this right of use should be accounted for as an embedded lease for the estimated useful life of the cabinets. Since the embedded lease of the cabinets would be classified as a capital lease under ASC 840 and as a finance lease under ASC 842, the Group accounted for the proceeds from the network partners as a financing transaction rather than as a sale of the cabinets.

Therefore, the cabinets continued to be recognized as the Group’s equipment and were depreciated over their useful lives (Note 7). The cash received from the network partners for the cabinets was initially recognized as financial liabilities and the liability was subsequently accreted over the estimated beneficial period of the cabinets based on the estimated effective rate of return implicit in the lease, with interest expense being recognized. The effective interest rate was estimated based on the projected variable lease repayment amounts that had been bifurcated from the estimated commissions to be paid to the network partners during the useful life of the cabinets based on their relative standalone selling prices. The financial liabilities were settled when payments were made to the network partners. The financial liabilities that were expected to be settled over one year from the balance sheet date were presented as long-term liabilities.

The Group regularly evaluated the effective interest rate against the actual lease repayments and prospectively adjusted the effective interest rate as necessary. For the years ended December 31, 2022 and 2023, the weighted average effective interest rate was 21% and 9%, respectively.

The roll forward of the aggregated financing payables for both current and non-current are as below:

	Year Ended December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of year	169,833	108,553
Addition	1,758	208
Accretion of interest	31,196	4,229
Repayment	(69,738)	(15,800)
Derecognition (*)	(24,496)	(97,190)
Balance at the end of year	108,553	—
*For the year ended December 31, 2022, with the termination of the arrangement with certain network partners, the Group was no longer considered to retain the right of use of the cabinets sold to these network partners and the financing transaction was ceased accordingly. Therefore, the Group derecognized the carrying values of the related equipment and the financing payables of RMB6,959 and RMB24,496, respectively, with the net gains of RMB17,537 recorded in other operating income as the debt extinguishment gain.

Upon the conversion to the new network partner model since the second quarter of 2023, legal title to the power banks and cabinets were transferred from the Group to the network partners and the network partners direct the right to use the power banks and cabinets. As such, the Company neither owns the power banks nor leases back either the power banks or the cabinets. The control of the cabinets and power banks has been transferred to the network partners and a sale of these items has occurred upon signing the new contracts. Therefore, the Group derecognized the outstanding financial payables of RMB97,190.

Transaction with network partners – upfront fee

Since 2021 and prior to the second quarter of 2023, the Group entered into network partners agreements with certain network partners under which, instead of purchasing the cabinets from the Group, the network partners agreed to pay a pre-agreed fixed upfront fee to the Group to become its network partners. During the contractual period, the network partners were entitled to the commission from the Group based on a certain percentage of the revenue the Group generates from the equipment placed by the network partners. The upfront fee was recorded as liability when collected and was amortized on a straight-line basis over the estimated beneficial period as the deduction of the commission to the to the network partners. For the years ended December 31, 2022 and 2023, the upfront fees agreed under such arrangements were RMB433,404 and RMB123,960, respectively, among which RMB73,554, and RMB39,409 was amortized as the reduction to the sales and marketing expenses, respectively.

For the year ended December 31, 2022, with the business winding-ups of certain network partners under the upfront fee arrangements, the Group derecognized carrying values of the related equipment previously provided to these network partners and the outstanding upfront fee payable of RMB2,785 and RMB6,917, respectively, with the net gains of RMB4,132 recorded in other operating income.

Upon the conversion to the new network partner model on April 1, 2023, the Group derecognized the outstanding upfront fee payable of RMB470,552.

Since the second quarter of 2023

Since the second quarter of 2023, the Group has updated its contractual arrangements with its network partners under the network partner model. Under the new contractual arrangement, the Group transfers the ownership of cabinets and power banks and provides mobile device charging solution to network partners, including software and system service, billing and settlement service, customer call center service and other services. The Group receives fixed upfront fees from network partners and earns variable fees as a portion of the revenues from the network partners’ cabinets arising from the lease or sale of the power banks to the end users.

Under the new contractual arrangements, the control over the power banks and cabinets is transferred from the Group to the network partners upon their acceptance of the equipment with no return allowed. And there is no put, call or return right created by the Group that keeps the network partner from obtaining and maintaining control of the individual power banks in their possession. The network partners have more latitude in deciding when and where to lease their power banks to the end users. As such, the network partners have control over both the cabinets and power banks in their cabinets continuously and the Group does not have a leaseback of the equipment sold. The accounting of the transactions between the Group and the network partners under the new contractual arrangements therefore follow ASC 606.

In accordance with ASC 606, under the new contractual arrangements, the Group identifies power banks, cabinets and mobile device charging solution are three separate performance obligations. As the sales of the power banks and cabinets always occur at the same time and there is no significant change in the market price, the fixed upfront fees determined by the Group with the same pricing strategy represent the standalone selling price of the power banks and cabinets. The Group then allocates the variable amount (and subsequent changes to that amount) entirely to the distinct service that forms part of the single performance obligation of the mobile device charging solution.

(i) Mobile device charging solution

The revenue from provision of mobile device charging solution is recognized over time based on the variable fees earned in each period.

(ii) Sales of power banks, cabinets and other related assets to network partners

Revenue from the sales of power banks, cabinets and other related assets to network partners is recognized when a purchase order is confirmed and the power banks, cabinets and other related assets are accepted by the network partners, which is when the control of assets is transferred.

In connection with the change in the Group’s network partner model, starting from the second quarter of 2023, the classification of revenue has been updated accordingly to more clearly reflect the results of the two mobile device charging models. The Group’s classification of mobile device charging operation now consists of the direct operation model and the network partner model. Under the direct operation model, we generate revenue by offering mobile device charging service and sales of power banks to users. Under the network partner model, we generate revenue by offering mobile device charging solution and sales of power banks and cabinets to network partners. In addition, revenue recorded under mobile device charging solution is now net of incentive fees paid to network partners. All incentive fees paid to network partners will be excluded from the Group’s sales and marketing expenses going forward under the new network partner model.

Starting from the second quarter of 2023, the Group reported revenue streams in two categories— mobile device charging and others, to reflect the updates under the network partner model. The Group also reclassified the comparative period presentation to conform to current period classification.

The table below summarizes the mobile device charging revenue by different models and revenue streams:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Direct Model	1,617,793	1,083,300	359,712
Mobile device charging service	1,587,298	1,058,636	353,097
Power bank sales	30,495	24,664	6,615
Network Partner Model	1,195,826	1,785,915	1,024,983
Mobile device charging service	1,166,845	518,743	—
Mobile device charging solution	—	173,152	249,842
Power banks, cabinets and other related assets sales	28,981	1,094,020	775,141
Total	2,813,619	2,869,215	1,384,695

PV business

The Group generates other new business initiatives revenues primarily from photovoltaic (“PV”) business under build-to-sell model, build-to-own model and from sales of raw materials.

From the year ended December 31, 2024, the Group presented PV business as a separate revenue stream in the consolidated statements of comprehensive (loss)/income as the amount exceeded 10% of total revenues. The Group also reclassified the comparative period presentation to conform to current period classification.

●	Build-to-sell model

Since 2023, the Group signs contract with large enterprise customer to provide engineering, procurement and construction (“EPC”) services for household rooftop PV power stations. The Group earns service fees from the large enterprise customer based on a fixed rate of the capacity of the PV power stations completed and connected to the local grid. The Group has discretion to choose its own vendors for all the equipment and raw materials and to appoint service providers to negotiate with houseowners on behalf of the large enterprise customer and install PV power stations on the rooftop of the houses, the Group takes the inventory risk, the Group negotiates with its customer on the pricing independently, the Group is primarily responsible towards its customer as it’s the Group that promises overall project quality and provides performance guarantee of the delivered PV power stations to the customer, therefore, the Group is the principal in the arrangement. Each PV power station installed on each residential house’s rooftop is considered as a separate performance obligation, and the revenue is recognized at a point in time when the PV power station is installed and successfully connected to the local grid, when control is transferred to the customer.

Although the EPC contract usually clearly states a fixed unit price and the estimated total contract amount, the total contract amount is subject to variable consideration including penalties on untimely delivery of promised results. The variable consideration is estimated at the contract inception at the best estimate based on relevant experience and historical data and updated at the end of each reporting period as additional performance data becomes available and only to the extent that it is probably that a significant reversal of any revenue will not occur.

The Group guarantees to customers certain specified minimum solar energy production output for PV power stations over a certain period. The Group monitors the solar energy systems to determine whether these specified minimum outputs are being achieved. Annually or every two years, depending on the terms of the contracts with customers, the Group will refund a portion of consideration to a customer if the solar energy production output was less than the performance guarantee. The Group considers this a variable component that offsets the transaction price.

The Group also signs contracts with enterprise customers to provide EPC services for commercial rooftop PV power stations. The Group recognizes revenue over time as the Group’s performance creates or enhances an energy generation asset that the customer controls. The Group recognizes the revenue using the output method based on units constructed.

If estimated total costs on any contract are greater than the net contract revenues, the Group recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of the revisions to estimates related to net contract revenues and costs to complete contracts, including penalties, claims, anticipated losses, and others are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. As of December 31, 2023 and 2024, the Group has no liability associated with the loss contract.

For build-to-sell projects, the Group provides assurance-type warranties for the modules, materials and construction part of the power stations. Although the Group subcontracts the construction to third party developers and purchases the raw materials and modules from third party suppliers, the Group is the primary obligor for the limited warranties such as solar module product warranty for a period of up to ten years and recorded as a liability in the consolidated balance sheets. Nevertheless, the Group has a legally enforceable right to recover these warranties from the subcontractor and suppliers as these parties have contracted with the Group to assume these warranty obligations, and that the Group will also record receivables in the consolidated balance sheets for expected reimbursement in amounts that the Group believes are probable. The build-to-sell projects warranty expenses and expected recovery amounts related to warranties are recorded net of expense in the consolidated statements of comprehensive income/(loss) on the basis that the amounts provided by the subcontractor and suppliers are a reimbursement of the Group’s costs.

●	Build-to-own model

Since 2023, the Group engages third party service providers to negotiate with houseowners and install the household PV power stations on the rooftop of the houses owned by the houseowners. After the household rooftop PV power station is successfully connected to the local grid, the Group earns the electricity fee from the enterprise customer based on the actual volume of electricity generated by the PV power stations and pays fixed fees to the houseowners periodically. Under the model, the Group chooses its equipment and raw material vendors at its own discretion. The Group is the principal of the business and recognizes the electricity fee earned as revenue over time using output method based on the electricity generated by the PV power stations.

Generally, revenues are recorded at the gross sales price because the Group controls the specified goods or services, and is the primary obligor in a transaction, is subject to substantial inventory risk, and has latitude in establishing prices. The Group’s revenues are recognized after deducting estimated price concessions, discounts, and value added tax (“VAT”). A contract liability is recognized when the Group has billed and received payment from a customer, but has not yet earned revenue. Contract liabilities are classified as current liabilities and transferred to revenue when revenue recognition standards have been met. The Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset.

●	Sales of raw materials

The Group sells certain raw materials to its customers. The Group recognizes revenue net of discounts and return allowance when the raw materials are delivered and control passes to the customers.

Other revenues

Other revenues primarily comprise of revenues generated from advertising services and sales of merchandise.

The Group provides advertising services to customers by displaying advertisement on the Group’s mobile applications in WeChat or Alipay. Revenue is recognized in accordance with ASC 606 over the period when the advertising is displayed. The Group considers several factors in determining whether it is appropriate to record the revenues at the gross amount of fees charged, or those amounts net of commissions paid.

The Group sells certain merchandises through online platform or distributors. The Group recognizes revenue net of discounts and return allowance when the merchandises are delivered and control passes to the customers.

Practical Expedient

The Group has used the following practical expedient as allowed under ASC 606:

(i)    The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.

Warranty liability

(q)    Warranty liability

Under the new network partner model, the Group provides warranty to the network partners for all the power banks and cabinets sold within a committed time period. The warranty cost is accrued based on the Group’s assumptions related to the nature and frequency of future claims and the estimate of the projected costs to repair or replace items under warranty. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims.

The portion of the warranty reserve expected to be incurred within the next 12 months is included within accruals and other current liabilities, while the remaining balance is included within other non-current liabilities on the consolidated balance sheets. As of December 31, 2023 and 2024, warranty liabilities recognized within accruals and other current liabilities and within other non-current liabilities were RMB8,999 and RMB15,089, respectively. Warranty expense is recorded as a component of cost of revenues in the consolidated statements of comprehensive income/(loss).

The following table shows a reconciliation in the current reporting period related to carried-forward warranty liabilities.

	For the Year Ended December 31,	For the Year Ended December 31,
	2023	2024
	RMB	RMB
Warranty – beginning of year	—	8,999
Provision for warranty	24,422	27,612
Warranty costs incurred	(15,423)	(21,522)
Warranty – end of year	8,999	15,089

Cost of revenues

(r)    Cost of revenues

Cost of mobile device charging mainly consists of shipping and handling expenses, employee wages, bonus and benefits of supply chain departments, rental expenses, depreciation of power banks and cabinets, cost of power banks sold or lost, cost of cabinets sold, provision of warranty and maintenance fee and other costs directly attributable to the Group’s mobile device charging business. Cost of photovoltaic business mainly consists of employee wages, bonus and benefits of supply chain departments, cost of PV power stations sold, depreciation of PV power stations and cost of raw materials sold and other costs directly attributable to the Group’s PV business. Other costs mainly consist of cost of merchandises sold.

From the year ended December 31, 2024, the Group presented cost of PV business as a separate line item of cost of revenues in the consolidated statements of comprehensive (loss)/income as the amount exceeded 10% of total cost of revenues. The Group also reclassified the comparative period presentation to conform to current period classification.

Research and development expenses

(s)    Research and development expenses

Research and product development expenses include employee wages and other compensation-related expenses for the Group’s research and product development personnel, as well as office rental, depreciation and related expenses and travel-related expenses for the Group’s research and product development team. The Group recognizes software development costs in accordance with ASC 350-40 “Software-internal use software”. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development (Note 2(n)).

Sales and marketing expenses

(t)    Sales and marketing expenses

Sales and marketing expenses comprise primarily of the amortization of entry fees paid to location partners and commissions to the location partners and network partners which are all primarily for purchase of user traffic, advertising expenses, third-party platforms commission fee, employee wages and benefits for sales and marketing staff, depreciation expenses, rental expenses and other daily expenses which are related to the sales and marketing functions. Entry fees paid to location partners are amortized on straight line basis over the contractual period with location partners during which the Group’s equipment is placed in location partners’ venues, ranging from 1 year to 6 years, and the weighted average term is around 2.3 years, 2.8 years and 2.1 years for the years ended December 31, 2022, 2023 and 2024. Entry fee is accrued based on actual period of cabinet placement if payment is yet to be made. Commissions to the location partners and network partners are expensed in line with the recognition of rental income from users. For the years ended December 31, 2022, 2023 and 2024, the aggregated commissions to the location partners and network partners and amortization of the entry fees to the location partners amounted to RMB2,071,905, RMB980,457 and RMB237,487, respectively.

Advertising expenses primarily consist of promotion and advertising expenses. The Group expenses all advertising expenses as incurred and classifies these expenses under sales and marketing expenses. For the years ended December 31, 2022, 2023 and 2024, advertising expenses were RMB10,684, RMB10,907 and RMB13,178, respectively.

General and administrative expenses

(u)    General and administrative expenses

General and administrative expenses consist of employee wages and benefits for corporate employees, expected credit loss expense, other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human resources, and costs associated with the use of facilities and equipment by these functions, such as depreciation expenses, rental and other general corporate related expenses.

Employee benefits

(v)    Employee benefits

The Company’s subsidiaries and the consolidated VIE in China participate in a government mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. For the years ended December 31, 2022, 2023 and 2024, employee social benefits included as expenses in the consolidated statements of comprehensive income/(loss) amounted to RMB151,499, RMB117,639 and RMB79,585, respectively.

The Group has not made contribution in full to the labor bureau for some of the employees based on relevant PRC regulation. The Group has made provision for the underpayment of social benefits according to the relevant PRC regulation. As of December 31, 2023 and 2024, the accrued and unpaid employee social benefits were RMB78,067 and RMB84,894, respectively.

Government grants

(w)    Government grants

The Group’s PRC based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies are mainly VAT refund and other government subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group; receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. VAT refund and other government subsidies are recognized as other operating income upon receipt as further performance by the Group is not required. For the years ended December 31, 2022, 2023 and 2024, government subsidies were RMB17,636, RMB4,830 and RMB24,298, respectively.

Share-based compensation

(x)    Share-based compensation

The Company follows ASC 718, “Compensation — Stock Compensation” to determine whether share-based awards should be classified and accounted for as a liability award or equity award. The Company granted restricted shares, RSUs and share options to the Company’s founders, employees and external consultants, which are classified as equity awards and recognized in the consolidated financial statements based on their grant date fair values.

Share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) for awards granted with only service conditions, using the straight-line vesting method, over the vesting period.

Share-based compensation in relation to the restricted shares and RSUs is measured based on the fair market value of the Group’s ordinary shares at the grant date of the award. Prior to the listing, estimation of the fair value of the Group’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of these awards was determined taking into account independent valuation advice.

The modifications of the terms or conditions of the shared-based award are treated as an exchange of the original award for a new award. The incremental compensation expense is equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For awards already vested as of the modification date, the Company immediately recognized the incremental value as compensation expenses. For awards still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these awards.

In accordance with ASU 2016-09, the Group makes an entity-wide accounting policy election to account for forfeitures when they occur.

Leases

(y)    Leases

The Group applied ASC 842, Leases, on January 1, 2022 on a modified retrospective basis and has elected not to recast comparative periods. The Group determines if an arrangement is a lease at inception. Operating leases are primarily for office and warehouse space and are included in right-of-use (“ROU”) assets, current portion of lease liabilities and non-current lease liabilities on its consolidated balance sheets. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term.

Upon the adoption of the new lease standard, on January 1, 2022, the Group recognized operating lease assets of RMB31,132 and total operating lease liabilities of RMB25,807 (including current liabilities of RMB22,132) in the consolidated balance sheets. There was no impact to retained earnings at adoption.

The Group has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (ii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2022 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Income tax

(z)    Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

ASC 740, Tax provision prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities and other non-current liabilities on its consolidated balance sheets and under income tax expense in its consolidated statements of comprehensive income/(loss). As of December 31, 2023 and 2024, if recognized, RMB18,163 and RMB49,060 of unrecognized tax benefits would impact the Group’s effective tax rate.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Statutory reserves

(aa)    Statutory reserves

In accordance with China’s Company Laws, the Company’s subsidiaries and consolidated VIEs in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China has to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

For the years ended December 31, 2022, 2023 and 2024, the Group has provided nil, nil and RMB464 appropriations to statutory surplus fund.

Comprehensive income/(loss)

(ab)    Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the periods presented, the Group’s comprehensive income/(loss) includes net income and other comprehensive income/(loss), which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net income. Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments.

Income/(loss) per share

(ac)    Income/(loss) per share

Basic income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between common shares and other participating securities base on their participating rights. Diluted net income/(loss) per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted net income/(loss) per share by application of the if-converted method and treasury stock method, respectively. Dilutive equivalent shares are excluded from the computation of diluted net income/(loss) per share if their effects would be anti-dilutive.

Dividends

(ad)    Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2022, and 2023. On March 11, 2024, the Company’s Board of Directors approved a special cash dividend of US$0.015 per ordinary share, or US$0.03 per American Depositary Share (“ADS”, each representing two Class A ordinary shares), to holders of ordinary shares and holders of ADSs of record as of the close of business on May 31, 2024, U.S. Eastern Time, payable in U.S. dollars with amount of US$7,699 (equivalent to RMB54,646). The dividends of US$7,699 (equivalent to RMB54,869) were paid in June 2024.

Treasury shares

(ae)    Treasury shares

On September 28, 2021, the Company’s board of directors authorized a share repurchase program under which the Company was authorized to repurchase up to US$50 million worth of the Company’s shares over the next 12 months (the “Share Repurchase Program”). On September 28, 2022 and September 18, 2023, the Board authorized extensions to the Share Repurchase Program through September 27, 2024 that the Company may repurchase up to US$50.0 million of its shares. The share repurchase programs permitted the Company to purchase shares from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The repurchased shares were accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheets.

Segment reporting

(af)    Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), the Chief Executive Officer.

Starting from the quarter ended December 31, 2024, the CODM started to review information under a new reporting structure based on differences in products and services, which consists of two operating and reportable segments including mobile device charging service segment and PV business segment. The CODM measures the performance of each segment based on metrics of gross profit and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Segment reporting, as set out in Note18, has been updated to conform to this change and comparative period presentation is also recast to conform to current period presentation.

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

Recent accounting pronouncements

(ag)    Recent accounting pronouncements

The Company qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Company can elect to not adopt any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Group adopts the following standards based on extended transition period provided to private companies or early adopts as necessary as permitted by the respective standards.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. Please refer to Notes 1(af) and Note 18 for the enhanced disclosures with the adoption of this standard.

Other accounting standards that we adopted beginning January 1, 2024 did not have a significant impact on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this update are effective for the Group beginning January 1, 2025 on a prospective basis. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group is in the process of evaluating the impact of the new guidance on its consolidated financial statements. The adoption of this update is not expected to have a material impact to the Group’s consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2025 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-09 early and the Group is currently evaluating the impact of adopting this standard on the Group’s consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024 - 03, Income Statement (Topic 220) - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220 - 40). ASU No. 2024 - 03 requires publicly - traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company does not plan to adopt ASU No. 2024 - 03 early and is currently evaluating the impact of adopting this standard on the consolidated financial statements.

Revision on previously issued financial statements

(ah)    Revision on previously issued financial statements

In connection with the preparation of its unaudited financial results for the three months ended September 30, 2024, the Company discovered prior period errors in the accrual for tax surcharges and related interest expenses, accruals for commissions to location partners and related balances, the impairment of prepayments to location partners and the expected credit losses on deposits to location partners and accounts receivable due from network partners. The financial statements as of and for the years ended December 31, 2022 and 2023 have been revised to correct the errors.

The Company assessed the effects of the corrections in previously issued financial statements for the prior years affected and determined that they were not material to the financial statements as of and for the years ended December 31, 2021, 2022 and 2023.

See Note 21, Revision on previously issued financial statements, for additional information and quantification of prior period revision impacts.